Expense Example - TCW Emerging Markets Income Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,369
Plan Class
Expense Example:
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	$ 976